SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Investment impairment	$ 370	$ 1,690